Income Tax (Details) - Schedule of Net Deferred Tax Amount - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Deferred Tax Amount Abstract
Net operating loss carryover	$ 2,494,000	$ 2,182,000
Less: valuation allowance	(2,494,000)	(2,182,000)
Net deferred tax asset